Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)
Other Current Assets and Other Current Financial Assets
Prepaid advertising and promotional expenses	$ 5,768	$ 7,586	$ 7,471
Restricted cash		688				$ 1,103
Current derivative financial assets		1,629				10,061
Note receivables		163				205
Other current financial assets		2,480		$ 583		11,369
U.S. dollars
Other Current Assets and Other Current Financial Assets
Restricted cash		685				1,095
Chilean pesos
Other Current Assets and Other Current Financial Assets
Restricted cash		$ 3				$ 8

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3